General and administrative expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
General and administrative expenses
General and administrative expenses
21.	General and administrative expenses:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Salaries and benefits	$1,092	$1,163	$2,335	$2,239
Professional fees and contractors	1,048	106	1,619	410
Transaction related costs	632	—	1,303	—
Office, insurance, and travel	455	236	1,044	453
Software and information technology	221	160	419	291
Share-based compensation	2,914	74	5,120	486
Total	$6,362	$1,739	$11,840	$3,879

22.	General and administrative expenses:

	Year ended December 31
	2025	2024
Salaries and benefits	$4,115	$4,425
Professional fees and contractors	740	(186)
Transaction related costs	1,105	—
Office, insurance and travel	1,119	1,105
Software and information technology	662	718
Share-based compensation	5,631	2,545
Total	$13,372	$8,607